Consolidated Statements of Comprehensive Income - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and fees income
Interest and financing service fee on loans	¥ 2,953,480,997	¥ 4,278,820,368	¥ 3,406,110,592
Interest on deposits with banks	16,680,498	13,844,598	4,337,177
Total interest and fees income	2,970,161,495	4,292,664,966	3,410,447,769
Interest expense
Interest expense on interest-bearing borrowings	(1,309,835,699)	(1,942,449,117)	(1,401,191,685)
Interest expense paid to related parties		(610,405)	(8,714,000)
Total interest expense	(1,309,835,699)	(1,943,059,522)	(1,409,905,685)
Net interest and fees income	1,660,325,796	2,349,605,444	2,000,542,084
Collaboration cost for sales partners	(174,042,054)
Net interest and fees income after collaboration cost	1,486,283,742	2,349,605,444	2,000,542,084
Provision for credit losses (net of increase in loss recoverable of nil, nil and RMB 100,304,255 for years ended 2017, 2018 and 2019, respectively)	(362,735,159)	(433,753,901)	(306,752,951)
Net interest and fees income after provision for credit losses	1,123,548,583	1,915,851,543	1,693,789,133
Realized (losses)/gains on sales of investments, net	46,126,258	3,185,026	(11,527,798)
Other gains/(losses), net	82,334,488	(14,582,940)	23,979,610
Total non-interest revenue	128,460,746	(11,397,914)	12,451,812
Operating expenses
Employee compensation and benefits	(228,135,061)	(443,071,028)	(545,956,248)
Share-based compensation expenses	(15,886,067)	(39,715,168)	(182,689,766)
Taxes and surcharges	(67,689,864)	(81,198,115)	(38,835,933)
Operating lease cost	(36,607,623)	(58,317,758)	(47,896,817)
Offering expenses		(10,858,717)
Other expenses	(182,678,536)	(113,555,657)	(82,194,556)
Total operating expenses	(530,997,151)	(746,716,443)	(897,573,320)
Income before income tax	721,012,178	1,157,737,186	808,667,625
Income tax expense	(186,368,236)	(296,828,475)	(275,994,868)
Net income	¥ 534,643,942	¥ 860,908,711	¥ 532,672,757
Earnings per share
Basic	¥ 0.39	¥ 0.69	¥ 0.43
Diluted	¥ 0.36	¥ 0.62	¥ 0.40
Other comprehensive (losses)/income
Net unrealized (losses)/gains on available-for-sale investments	¥ (1,518,079)	¥ 1,585,705	¥ (2,601,355)
Foreign currency translation adjustment	3,965,185	(1,682,779)	(198,794)
Comprehensive income	¥ 537,091,048	¥ 860,811,637	¥ 529,872,608